Fair Value Measurements (Details) - Schedule fair value of liabilities, unobservable input reconciliation - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Fair Value Of Liabilities Unobservable Input Reconciliation Abstract
Balance as of December 31, 2021	$ 26,885
Change in fair value of earn-out liability	25,489	$ 1,869
Balance as of June 30, 2022	$ 1,396	$ 26,885